Long-Term Debt and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2019	December 31, 2018
Secured loan facilities and other financial liabilities	191,129	198,607
Less: Deferred financing costs	(2,802)	(3,386)
Total	188,327	195,221
Less - current portion	(52,863)	(16,195)
Long-term portion	135,464	179,026

Maturities of Long-Term Debt
The annual principal payments required to be made after June 30, 2019, are as follows:

Twelve month periods ending	Amount
June 30, 2020	53,888
June 30, 2021	46,224
June 30, 2022	29,308
June 30, 2023	20,427
Thereafter	41,282
Total	191,129